Digital Assets - Schedule of Digital Assets (Details) - USD ($)		Dec. 31, 2025	Jun. 30, 2025
Schedule of Digital Assets [Line Items]
Digital assets		$ 33,740,586	$ 740,586
Fair value change on digital assets		(6,650,232)
Impairment		(740,586)	(740,586)
Digital assets, net		26,349,768
Non-Fungible Token A [Member]
Schedule of Digital Assets [Line Items]
Digital assets	[1]	140,586	140,586
Non-Fungible Token B [Member]
Schedule of Digital Assets [Line Items]
Digital assets	[1]	600,000	600,000
Bitcon [Member]
Schedule of Digital Assets [Line Items]
Digital assets	[2]	$ 33,000,000

[1]	NFT A and NFT B were built during the fiscal year ended June 30, 2024. Considering that NFT B did not generate any sales although it was uploaded to sell for more than 10 months, the Company made full impairment of NFT B as of June 30, 2024. Considering that NFT A did not generate any sales during 2025, the Company made full impairment of NFT A as of June 30, 2025.
[2]	During the six months ended December 31, 2025, the Company completed of a strategic investment totaling approximately $33,000,000 in Bitcoin (BTC), representing 300 BTC. As at 31 December 2025, the market price of Bitcoin decreased. Accordingly, the Company recognized an loss of $6,650,232 to adjust the carrying amount of such Bitcoin assets to their fair value at that date.